Discontinued Operation (Tables)	6 Months Ended
Jun. 30, 2026
Discontinued Operation [Abstract]
Schedule of Sale of Subsidiary

Details of the sale of the subsidiary

Amount
Consideration received or receivable:
Cash	$50,085
Total disposal consideration	50,085
Carrying amount of net assets sold	(2,799)
Gain on sale before income tax and reclassification of foreign currency translation reserve	47,286
Reclassification of foreign currency translation reserve	(54,457)
Loss on sale	$(7,171)